ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

12.                               ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2012	2013
	RMB	RMB

Advances from students (1)	13,804	11,850
Accrued expenses	13,730	22,815
Accrued professional fees	1,168	456
Accrued employee payroll and welfare benefits	67,979	74,246
Tuition fees payable to universities	10,324	17,877
Other payables	6,553	10,253
	113,558	137,497

(1)         Advances from students represented amounts received for books and materials, which the Group collected from students on behalf of third party vendors.